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Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
FUND SUMMARY – Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Investment Objective
The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (the “Fund”) seeks to provide investors with capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.

Annual Fund Operating Expenses - Cboe Vest US Large Cap 10% Buffer Strategies VI Fund		Cboe Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares
Management Fee		0.75%	0.75%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan	[1]	0.10%	0.10%
Other Expenses	[1]	0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		1.38%	1.13%
Fee Waivers and/or Expense Reimbursements	[2]	0.33%	0.33%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.05%	0.80%
[1]	Other Expenses, Shareholder Services Plan and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
[2]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each class of shares of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to April 30, 2024 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cboe Vest US Large Cap 10% Buffer Strategies VI Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares	107	404
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares	82	326

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the fiscal period from August 25, 2022 (fund inception) through December 31, 2022, the Fund’s portfolio turnover rate was 0.00%.

Principal Investment Strategies

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 10% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 10% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 10% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 10% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 10% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 10% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 10% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index decreases over the Tranche Holding Period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the price of the Index decreases over the Tranche Holding Period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage decrease in the price of the Index with a maximum loss of approximately 90%.

Each 10% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 10% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 10% Buffer Strategy with FLEX Options expiring within one month, a second 10% Buffer Strategy with FLEX Options expiring within two months, a third 10% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one 10% Buffer Strategy at any one time. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 10% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index and / or other investment companies that hold exchange-traded FLEX Options that reference the Index. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index up to a maximum cap. Thus, even if Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index and different levels of capped gains from gains in the Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks
Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-979-6060.

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
FUND SUMMARY – Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Investment Objective
The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Fund”) seeks to provide investors with capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.

Annual Fund Operating Expenses - Cboe Vest US Large Cap 20% Buffer Strategies VI Fund		Cboe Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares
Management Fee		0.75%	0.75%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan	[1]	0.10%	0.10%
Other Expenses	[1]	0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		1.38%	1.13%
Fee Waivers and/or Expense Reimbursements	[2]	0.33%	0.33%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.05%	0.80%
[1]	Other Expenses, Shareholder Services Plan and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
[2]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each class of shares of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to April 30, 2024 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cboe Vest US Large Cap 20% Buffer Strategies VI Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares	107	404
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares	82	326

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the fiscal period from August 25, 2022 (fund inception) through December 31, 2022, the Fund’s portfolio turnover rate was 0.00%.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 20% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 20% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 20% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 20% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 20% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 20% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 20% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index decreases over the Tranche Holding Period by 20% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the price of the Index decreases over the Tranche Holding Period by more than 20%, the tranche seeks to provide a total return loss that is 20% less than the percentage decrease in the price of the Index with a maximum loss of approximately 80%.

Each 20% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 20% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 20% Buffer Strategy with FLEX Options expiring within one month, a second 20% Buffer Strategy with FLEX Options expiring within two months, a third 20% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one 20% Buffer Strategy at any one time. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 20% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index and / or other investment companies that hold exchange-traded FLEX Options that reference the Index. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index), Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 20% and investors will bear a loss that is 20% less than the percentage loss on the Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 20% of the Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index up to a maximum cap. Thus, even if Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index and different levels of capped gains from gains in the Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks
Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-979-6060.